CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 11,723	$ 6,293	$ 557,369	$ 60,445	$ 66,613	$ 638,380
Costs and Expenses
Costs of revenue	687,885	5,528	1,184,528	101,156	174,588	490,755
Research, development and manufacturing operations	1,086,513	150,060	2,716,395	485,592	1,165,193	1,310,948
Selling, general and administrative	882,641	315,660	2,244,771	505,053	1,029,720	1,846,944
Depreciation and amortization	15,111	26,325	40,047	137,978	151,658	242,781
Total Costs and Expenses	2,672,150	497,573	6,185,741	1,229,779	2,521,159	3,891,428
Loss from Operations	(2,660,427)	(491,280)	(5,628,372)	(1,169,334)	(2,454,546)	(3,253,048)
Other Income/(Expense)
Other income/(expense), net	67,644	3,055,366	68,443	3,314,966	3,002,170	842,500
Interest expense	(167,983)	(963,648)	(899,533)	(3,227,112)	(3,507,533)	(8,850,002)
Change in fair value of derivatives and loss on extinguishment of liabilities, net	195,852	990,183	4,047,993	8,707,333	4,577,353	6,392,289
Total Other Income/(Expense)	95,513	3,081,901	3,216,903	8,795,187	4,071,990	(1,615,213)
Net Income/(Loss)	$ (2,564,914)	$ 2,590,621	$ (2,411,469)	$ 7,625,853	$ 1,617,444	$ (4,868,261)
Net Income/(Loss) Per Share (Basic)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net Income/(Loss) Per Share (Diluted)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Common Shares Outstanding (Basic)	19,074,521,203	5,230,490,450	18,531,805,287	5,053,300,857	6,855,179,243	1,537,643,750
Weighted Average Common Shares Outstanding (Diluted)	19,074,521,203	66,848,261,292	18,531,805,287	65,693,072,463	18,409,048,919	1,537,643,750
Products
Total Revenues	$ 11,723	$ 6,293	$ 557,369	$ 60,445	$ 66,613	$ 638,380